Income taxes - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expenses	$ (56)	$ (126)	$ (309)
Deferred income tax benefit	(252)	(314)	(1,048)
Income Tax Expense (Benefit)	56	126	309
Hong Kong
Income tax expenses	(195)	(188)	(741)
Deferred income tax benefit	251	314	1,050
Income Tax Expense (Benefit)	$ 195	$ 188	$ 741